Accrued Expenses and Other Liabilities (Details) £ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2018 GBP (£)
Payables and Accruals [Abstract]
Compensation and benefits	$ 8,732	$ 6,568
Research and development costs	15,343	10,449
UCLB milestone	205	663	£ 350
Professional fees	3,005	2,611
Corporate tax	0	391
Other liabilities	496	716
Total accrued expenses and other liabilities	27,781	21,398
Accrued property tax	$ 400	200
Current portion of long term debt and leases		$ 300